The New Economy Fund® Prospectus Supplement September 12, 2019 (for prospectus dated February 1, 2019, as supplemented to date)

The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of the prospectus:

Caroline Jones, Partner, Capital Research Global Investors, serves as an equity portfolio manager for the fund. Caroline has 20 years of experience in total (16 years with Capital Research and Management Company or affiliate). She has 2 years of experience in managing the fund and 7 years of prior experience as an investment analyst for the fund.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-352-0919P Printed in USA CGD/AFD/10039-S75348

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

The New Economy Fund® Statement of Additional Information Supplement September 12, 2019 (for statement of additional information dated February 1, 2019, as supplemented to date)

The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information is amended to read as follows. Except as indicated below the table, footnotes in the statement of additional information remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Timothy D. Armour	Over $1,000,000	None		None		None
Claudia P. Huntington	Over $1,000,000	4	$138.9	1	$0.08	None
Harold H. La	$100,001 – $500,000	2	$44.0	None		None
Caroline Jones[4]	$100,001 – $500,000	None		None		None

4       Information is as of August 31, 2019.

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-349-0919O CGD/10149-S75321